Revenue and Contract Balances	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leafly Holdings, Inc.[Member]
Revenue and Contract Balances [Line Items]
Revenue and Contract Balances

NOTE 8 — Revenue and Contract Balances

The following table presents revenue by service type for the nine months ended September 30:

	2021	2020
Advertising	$30,813	$26,832
Other services	146	270
	$30,959	$27,102

The following table presents revenue by geographic region for the nine months ended September 30:

	2021	2020
United States	$28,204	$24,618
All other countries	2,755	2,484
	$30,959	$27,102

The following table presents revenue by timing of recognition for the nine months ended September 30:

	2021	2020
Over time	$28,531	$25,509
Point in time	2,428	1,593
	$30,959	$27,102

Revenues recognized over time are associated with software subscription and display ads. Revenues recognized at a point in time are associated with one-time content pushes to customers.

During the nine months ended September 30, 2021 and 2020, no individual customers accounted for 10% or more of consolidated revenue. As of September 30, 2021 and December 31, 2020, one customer accounted for 15% of accounts receivable and no individual customer accounted for 10% or more of accounts receivable, respectively

The allowances for doubtful accounts changed during the reporting period as follows:

Balance December 31, 2020	$1,131
Add: provision for doubtful accounts	841
Less: write-offs, net of recoveries	(394)
Balance September 30, 2021	$1,578

Deferred revenue changed during the reporting period as follows:

Balance December 31, 2020	$1,585
Add: net increase in current period contract liabilities	2,112
Less: revenue recognized from beginning balance	(1,518)
Balance September 30, 2021	$2,179

A majority of the deferred revenue balance as of September 30, 2021 is expected to be recognized in the subsequent 12-month period. No other contract assets or liabilities are recorded on the Company’s consolidated balance sheets as of September 30, 2021 or December 31, 2020.

NOTE 7 — Revenue and Contract Balances

The following table presents revenue by service type for the years ended December 31:

	2020	2019
Advertising	$36,036	$29,763
Other services	356	309
	$36,392	$30,072

The following table presents revenue by geographic region for the years ended December 31:

	2020	2019
United States	$33,328	$27,413
All other countries	3,064	2,659
	$36,392	$30,072

The following table presents revenue by timing of recognition for the years ended December 31:

	2020	2019
Over time	$34,261	$28,247
Point in time	2,131	1,825
	$36,392	$30,072

Revenues recognized over time are associated with software subscription and display ads. Revenues recognized at a point in time are associated with one-time content push to the customers.

During the years ended December 31, 2020 and 2019, no individual customer accounted for 10% or more of consolidated revenue nor accounts receivable.

The allowance for doubtful accounts as of December 31, 2020 and 2019, and the changes in the allowance for doubtful accounts during the years ended December 31, 2020 and 2019, are as follows:

	2020	2019
Balance, beginning of period	$614	$51
Add: provision for doubtful accounts	1,590	586
Less: write-offs, net of recoveries	(1,073)	(23)
Balance, end of period	$1,131	$614

Contract liabilities consist of deferred revenue, which is recorded on the consolidated balance sheets when the Company has received consideration, or has the right to receive consideration, in advance of transferring the performance obligations under the contract to the customer.

Changes in deferred revenue during the years ended December 31, 2020 and 2019, were as follows:

	2020	2019
Balance, beginning of period	$2,086	$2,131
Add: net increase in current period contract liabilities	1,585	2,086
Less: revenue recognized from beginning balance	(2,086)	(2,131)
Balance, end of period	$1,585	$2,086

A majority of the deferred revenue balance as of December 31, 2020, is expected to be recognized in the subsequent 12-month period ending December 31, 2021. No other contract assets or liabilities are recorded on the Company’s consolidated balance sheets as of December 31, 2020 and 2019.